Related Parties (Details) - USD ($)																						1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2026	Mar. 10, 2026	Nov. 21, 2025	Jul. 26, 2025	Jul. 01, 2025	Jun. 03, 2025	Jan. 26, 2025	Dec. 13, 2024	Jul. 29, 2024	Jul. 01, 2024	Jun. 26, 2024	May 30, 2024	May 16, 2024	May 03, 2024	Mar. 29, 2024	Jun. 30, 2023	Jun. 17, 2023	Jun. 30, 2021	Aug. 20, 2019	Jun. 30, 2016	Jun. 30, 2011	Nov. 21, 2025	Aug. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2016	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 12, 2026	Sep. 25, 2025	Dec. 31, 2024	Dec. 11, 2024	Oct. 31, 2024	Jul. 26, 2024	Jul. 31, 2018	Jun. 01, 2018	Apr. 30, 2018	Jun. 30, 2017	Jan. 03, 2017
Related Parties [Line Items]
Principal amount							$ 3,865,555							$ 1,000,000	$ 13,139,473																$ 3,865,555
Conversion price (in Dollars per share)															$ 4			$ 0.5
Accrued interest															$ 1,607,952	$ 19,003		$ 12													162,839
Amount converted				$ 4,076,051			$ 4,076,051
Fair market valued per share (in Dollars per share)															$ 8
Debt extinguishment loss															$ 118,714																	$ (988,884)
Maturity date																			Oct. 20, 2024
Revenues amount																											$ 92,909	$ 143,885	$ 350,859	$ 413,837	628,149	507,920
Total funding received																						$ 1,500,000							4,889,052	1,625,000	2,952,000	2,075,000
Settlement of accounts receivable balances																						191,023
Maximum advance amount			$ 5,000,000
Unpaid accrued interest			$ 6,575																			$ 6,575
Total outstanding principal																											4,889,052		4,889,052
Accrued interest balance																											126,778		126,778
Total outstanding balance																											5,015,830		5,015,830
Downpayment amount	$ 80,991
One-time fee for data and services					$ 120,000
Monthly fee for data and services					$ 10,000
Subsequent term extension					30 days
Forecast [Member]
Related Parties [Line Items]
Principal amount																																	$ 24,977
CEO [Member]
Related Parties [Line Items]
Downpayment amount	$ 80,991
Convertible Promissory Note [Member]
Related Parties [Line Items]
Principal amount														$ 1,000,000
Accrues interest rate														12.00%
Payable term														May 3, 2025
Conversion price (in Dollars per share)			$ 8											$ 8								$ 8
Accrued interest				210,496											25,020	$ 19,003															162,839
Principal amount				$ 3,865,555																											3,865,555
Maturity date																	Jun. 30, 2025					Jun. 30, 2026
Additional borrowed amount																																			$ 1,557,000
Incorporate additional borrowings term								May 3, 2024
Interest rate			12.00%																			12.00%
Original principal balance																						$ 1,315,552
Nextelligence [Member] | CEO [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)									7,782,970
Nextelligence [Member]
Related Parties [Line Items]
Percentage of largest shareholder																					40.00%
Revolving convertible note payable			$ 1,308,977																			1,308,977
Total convertible note payable			$ 1,308,977																			$ 1,308,977
Nextelligence [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Repaid amount										$ 1,075,000
Related Party [Member]
Related Parties [Line Items]
Total funding received																													3,573,500
Mobley, Jr.’s [Member]
Related Parties [Line Items]
Accrued compensation expenses																									$ 377,893
Mr. Mobley’s [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																																											$ 0.5
Mr. Mobley [Member]
Related Parties [Line Items]
Converted shares (in Shares)																								755,786
Nextelligence [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																																											$ 0.5
Converted shares (in Shares)																								427,392
Cash																																										$ 213,696
Nextelligence [Member] | Forecast [Member]
Related Parties [Line Items]
Percentage of largest shareholder		40.00%
Nextelligence [Member] | CEO [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)									7,782,970
Nextelligence [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Principal amount																	$ 10,000,000																							$ 1,000,000
Repaid amount											$ 1,075,000	$ 1,075,000
Additional borrowed amount																																				$ 1,395,000	$ 1,395,000
Debt payments						$ 150,000
William Mobley [Member]
Related Parties [Line Items]
Principal amount																				$ 111,000						$ 111,000
Accrues interest rate																				12.00%						12.00%
Payable term																										December 31, 2017
Maturity date																				Dec. 31, 2017
William Mobley [Member] | Loans Payable [Member]
Related Parties [Line Items]
Principal amount																																							$ 89,139
Accrues interest rate																																									12.00%
Related Party [Member]
Related Parties [Line Items]
Revenues amount																											68,063	$ 38,921	169,110	$ 180,405	221,894	$ 266,142
Prepaid assets – related party																											40,000		40,000
Prepaid assets, net of current portion – related party																											50,000		50,000
Related Party [Member] | Loans Payable [Member]
Related Parties [Line Items]
Accrued interest															29,425
Principal amount															$ 89,289
Related Party [Member] | FAST Channel Buildouts [Member]
Related Parties [Line Items]
Revenues amount																													157,110		175,394
Related Party [Member] | Channel Streaming [Member]
Related Parties [Line Items]
Revenues amount																													12,000		46,500
Related Party [Member] | FAST revenue services [Member]
Related Parties [Line Items]
Accounts receivable – related party																											50,962		50,962
Related Party [Member] | Reimbursement of supplies and rent [Member]
Related Parties [Line Items]
Accounts receivable – related party																											$ 1,400		$ 1,400
Debt Conversion Agreement [Member] | Loans Payable [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)															$ 4
Minimum [Member]
Related Parties [Line Items]
Monthly fee percentage on cost of production																									15.00%
Maximum [Member]
Related Parties [Line Items]
Monthly fee percentage on cost of production																									30.00%
FAST Channel Buildouts [Member] | Related Party [Member]
Related Parties [Line Items]
Revenues amount																															175,394
Channel Streaming [Member] | Related Party [Member]
Related Parties [Line Items]
Revenues amount																															46,500
FAST revenue services [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable – related party																															146,303
Reimbursement of supplies and rent [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable – related party																															$ 7,846
Class A Common Stock [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																																		$ 8
Converted shares (in Shares)							509,507
Forfeitures and expirations of shares (in Shares)													20,000,000
Share issued (in Shares)																											26,931,820		26,931,820		25,947,813	32,993,283		125,000
Class A Common Stock [Member] | CEO [Member]
Related Parties [Line Items]
Converted shares (in Shares)																							12,000
Class A Common Stock [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Converted shares (in Shares)				509,507											29,494,851
Conversion price (in Dollars per share)														$ 8	$ 0.5		$ 0.5																					$ 8
Accrued interest															$ 1,607,952
Amount converted															14,747,425
Principal amount															$ 13,139,473
Class A Common Stock [Member] | Nextelligence [Member]
Related Parties [Line Items]
Related party distributed shares (in Shares)									9,623,543
Share issued (in Shares)																					10,002,000
Class A Common Stock [Member] | Nextelligence [Member]
Related Parties [Line Items]
Common stock shares issued (in Shares)																															10,002,000
Related party distributed shares (in Shares)									9,623,543
Class A Common Stock [Member] | Related Party [Member]
Related Parties [Line Items]
Converted shares (in Shares)															29,679
Amount converted															$ 118,714
Class B Common Stock [Member]
Related Parties [Line Items]
Converted shares (in Shares)															184,136
Conversion price (in Dollars per share)																				$ 0.5						$ 0.5
Amount converted															$ 92,068
Share issued (in Shares)																											13,925,640		13,925,640		13,937,640	6,154,670
Class B Common Stock [Member] | CEO [Member]
Related Parties [Line Items]
Converted shares (in Shares)																							12,000
Class B Common Stock [Member] | William Mobley [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)																				$ 0.5						$ 0.5
Series A Preferred Stock [Member]
Related Parties [Line Items]
Issuance of shares (in Shares)													4,000,000
Common Stock [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)				$ 8